Limited Term New York Municipal Fund	Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Absolute Return Fund	Oppenheimer Quest International Value Fund
Oppenheimer AMT-Free Municipals	Oppenheimer Quest Opportunity Value Fund
Oppenheimer AMT-Free New York Municipals	Oppenheimer Real Estate Fund
Oppenheimer Baring SMA International Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Balanced Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer California Municipal Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Capital Income Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Champion Income Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Commodity Strategy Total Return Fund	Oppenheimer Rochester National Municipals
Oppenheimer Core Bond Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Corporate Bond Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Currency Opportunities Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Developing Markets Fund	Oppenheimer Select Value Fund
Oppenheimer Discovery Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Markets Debt Fund	Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Equity Fund, Inc.	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Transition 2010 Fund
Oppenheimer Global Fund	Oppenheimer Transition 2050 Fund
Oppenheimer Global Allocation Fund	Oppenheimer Transition 2020 Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Transition 2025 Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Transition 2030 Fund
Oppenheimer Global Value Fund	Oppenheimer Transition 2040 Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Transition 2050 Fund
Oppenheimer International Bond Fund	Oppenheimer U.S. Government Trust
Oppenheimer International Diversified Fund	Oppenheimer Value Fund
Oppenheimer International Growth Fund	Rochester Fund Municipals
Oppenheimer International Small Company Fund	Oppenheimer Balanced Fund/VA
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Limited-Term Government Fund	Oppenheimer Core Bond Fund/VA
Oppenheimer Limited Term Municipal Fund	Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Fund®	Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Select Fund®	Oppenheimer High Income Fund/VA
Oppenheimer Main Street Small- & Mid-Cap Fund®	Oppenheimer Main Street Fund®/VA
Oppenheimer New Jersey Municipal Fund	Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Pennsylvania Municipal Fund	Oppenheimer Small- & Mid-Cap Growth Fund/VA
Oppenheimer Portfolio Series	Oppenheimer Value Fund/VA
Panorama Series Fund, Inc.: Growth Portfolio Oppenheimer International Growth Fund/VA Total Return Portfolio

Statement of Additional Information Supplement dated December 3, 2010

This supplement amends the Statement of Additional Information (“SAI”) of each of the above referenced funds (each a "Fund") and is in addition to any other supplement(s):

1.

In addition to the Fund's portfolio holdings being made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in the manner described in the SAI, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website ( www.oppenheimerfunds.com

) no sooner than 30 days after the end of each calendar month.

2.

Although the top 20 month-end securities holdings, listed by security or by issuer, may be posted on the OppenheimerFunds' website with a 15-day delay, the Fund may delay posting its holdings (or post a smaller list of holdings or may not post any holdings, as described in the SAI) if the Manager believes that doing so would be in the best interests of the Fund and its shareholders.

3.	The following is added to the list of entities to which the Fund’s complete portfolio holdings positions may be released, provided certain requirements are met:

•	Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds or Panorama Series Fund, Inc. (to prepare their financial statements and analysis).

December 3, 2010                                                                                                                                                  PX0000.044